Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Common Stock Options
Outstanding beginning balance (in shares)	0
Granted (in shares)	5,600,000
Exercised (in shares)	0
Forfeited (in shares)	(2,225,000)
Outstanding ending balance (in shares)	3,375,000
Vested and exercisable (in shares)	0
Weighted-Average Exercise Price
Outstanding beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	15.23
Exercised (in dollars per share)	0
Forfeited (in dollars per share)	15.23
Outstanding ending balance (in dollars per share)	15.23
Vested and exercisable (in dollars per share)	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Remaining Contractual Life (Years)	9 years 7 months 6 days
Vested and exercisable, Weighted-Average Remaining Contractual Life (Years)	0 years
Aggregate Intrinsic Value	$ 0	$ 0
Vested and exercisable, Aggregate Intrinsic Value	$ 0